UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Matrix Asset Advisors, Inc.

Address:   747 Third Avenue, 31st Floor
           New York, NY  10017


Form 13F File Number: 028-05690


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David A. Katz
Title:  President
Phone:  (212) 486-2004

Signature,  Place,  and  Date  of  Signing:

/s/ David A. Katz                  747 Third Avenue NY, NY 10017      8/9/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-12230        Alps Advisers, Inc.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              80

Form 13F Information Table Value Total:  $      692,647
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
3M Company                     COM            88579y101     1576    17590 SH       SOLE                  17590      0     0
AT&T Inc.                      COM            00206r102      267     7492 SH       SOLE                   7492      0     0
Abbott Laboratories            COM            002824100      785    12169 SH       SOLE                  12169      0     0
Alcoa Inc.                     COM            013817101    11912  1361403 SH       SOLE       407000    875603      0 78800
American Express Co.           COM            025816109    20945   359817 SH       SOLE       103500    240617      0 15700
Apache                         COM            037411105     1222    13906 SH       SOLE                  13906      0     0
Apple Computer                 COM            037833100      218      374 SH       SOLE                    374      0     0
Archer Daniels Midland Co.     COM            039483102    14923   505534 SH       SOLE       155000    317934      0 32600
Automatic Data Processing      COM            053015103      891    16015 SH       SOLE                  16015      0     0
BB&T Corporation               COM            054937107    16569   537092 SH       SOLE       155000    349092      0 33000
CBIZ Inc                       COM            124805102      118    19885 SH       SOLE                  19885      0     0
CSX Corp.                      COM            126408103     1079    48235 SH       SOLE                  48235      0     0
CVS Caremark Corp.             COM            126650100    17511   374727 SH       SOLE       80000     269027      0 25700
Capital One Finance Corp.      COM            14040h105     1042    19070 SH       SOLE                  19070      0     0
Capstone Companies, Inc.       COM            12541A108       11  1085000 SH       SOLE                1085000      0     0
Chevron Corp.                  COM            166764100    24247   229829 SH       SOLE       61000     157529      0 11300
Cisco Systems Inc              COM            17275R102    20852  1214455 SH       SOLE       356500    779955      0 78000
Coca-Cola Co.                  COM            191216100    12750   163068 SH       SOLE       31000     127968      0  4100
Comcast Corp. - Special Class  COM            20030N200     4290   136640 SH       SOLE                 136640      0     0
Compugen Ltd                   COM            011768504      270    70000 SH       SOLE                  70000      0     0
ConocoPhillips                 COM            20825c104    18949   339107 SH       SOLE       103000    217807      0 18300
Consolidated Edison, Inc.      COM            209115104      944    15185 SH       SOLE                  15185      0     0
Corning Inc.                   COM            219350105    19092  1476564 SH       SOLE       460000    941064      0 75500
Dell Inc                       COM            24702r101    16172  1291668 SH       SOLE       405000    811268      0 75400
Devon Energy Co.               COM            25179m103    19792   341296 SH       SOLE       105000    219596      0 16700
Dominion Resources             COM            25746U109      707    13090 SH       SOLE                  13090      0     0
Duke Energy Corporation        COM            26441c105     1000    43366 SH       SOLE                  43366      0     0
Eaton Corp.                    COM            278058102      443    11180 SH       SOLE                  11180      0     0
Emerson Electric Company       COM            291011104    13506   289961 SH       SOLE       87500     187461      0 15000
Exxon Mobil Corporation        COM            30231g102     4482    52380 SH       SOLE                  52380      0     0
General Electric Co.           COM            369604103     2108   101147 SH       SOLE                 101147      0     0
General Mills                  COM            370334104      821    21290 SH       SOLE                  21290      0     0
H.J. Heinz Company             COM            423074103      821    15095 SH       SOLE                  15095      0     0
Harris Corp.                   COM            413875105    18671   446141 SH       SOLE       135000    283641      0 27500
Hewlett-Packard Co.            COM            428236103      706    35117 SH       SOLE                  35117      0     0
Intel Corporation              COM            458140100      946    35501 SH       SOLE                  35501      0     0
International Business Machine COM            459200101     3208    16401 SH       SOLE                  16401      0     0
Itracker System, Inc.          COM            46573A107       16   110000 SH       SOLE                 110000      0     0
J. P. Morgan Chase & Co.       COM            46625H100    24872   696121 SH       SOLE       188000    475521      0 32600
Johnson & Johnson              COM            478160104    17954   265754 SH       SOLE       72000     182454      0 11300
Kellogg Company                COM            487836108      588    11915 SH       SOLE                  11915      0     0
Kimberly Clark Inc.            COM            494368103     1007    12025 SH       SOLE                  12025      0     0
Kraft Foods Inc - A            COM            50075n104      616    15945 SH       SOLE                  15945      0     0
Merck & Co., Inc.              COM            58933Y105     1515    36280 SH       SOLE                  36280      0     0
MetLife Inc.                   COM            59156r108    21392   693407 SH       SOLE       194000    463707      0 35700
MicroIslet, Inc.               COM            59507q106        0    39000 SH       SOLE                  39000      0     0
Microsoft Corporation          COM            594918104    24186   790666 SH       SOLE       201500    544166      0 45000
Monster Worldwide Inc.         COM            611742107    14043  1652140 SH       SOLE       442000   1111140      0 99000
Morgan Stanley                 COM            617446448    11823   810356 SH       SOLE       190000    565356      0 55000
Oracle Corp.                   COM            68389X105     2311    77815 SH       SOLE                  77815      0     0
Pepsico, Inc.                  COM            713448108     8545   120925 SH       SOLE       33000      82925      0  5000
Procter & Gamble Co.           COM            742718109    18726   305726 SH       SOLE       85000     206326      0 14400
Rockwell Collins Inc.          COM            774341101     1577    31960 SH       SOLE                  31960      0     0
Royal Dutch Shell PLC CL B     COM            780259107     1216    17395 SH       SOLE                  17395      0     0
Schlumberger Ltd.              COM            806857108     7966   122728 SH       SOLE       37000      81328      0  4400
Schwab (Charles) Corp          COM            808513105    12567   971904 SH       SOLE       305000    610404      0 56500
Southwestern Energy Company    COM            845467109     1217    38120 SH       SOLE                  38120      0     0
St. Jude Medical Inc.          COM            790849103    22489   563481 SH       SOLE       160000    373481      0 30000
Staples Inc.                   COM            855030102    13777  1055674 SH       SOLE       285000    691174      0 79500
State Street Corp.             COM            857477103    25412   569267 SH       SOLE       174000    364267      0 31000

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
Sysco Corp.                    COM            871829107      595    19960 SH       SOLE                  19960      0     0
TE Connectivity Ltd.           COM            H84989104    15455   484336 SH       SOLE       160000    296336      0 28000
Teva Pharma Inds ADR           COM            881624209    15618   395999 SH       SOLE       124600    252199      0 19200
Thermo Fisher Scientific       COM            883556102    10363   199640 SH       SOLE       49000     140940      0  9700
Tidewater Inc.                 COM            886423102    20246   436717 SH       SOLE       135000    277717      0 24000
Time Warner Cable              COM            88732J207     2841    34608 SH       SOLE                  34608      0     0
Time Warner Inc                COM            887317303     2108    54752 SH       SOLE                  54752      0     0
Unilever PLC - Sponsored ADR   COM            904767704      820    24310 SH       SOLE                  24310      0     0
United Parcel Service -Cl B    COM            911312106     2712    34440 SH       SOLE                  34440      0     0
United Tech. Corp.             COM            913017109     1982    26235 SH       SOLE                  26235      0     0
Valero Energy                  COM            91913Y100    15445   639535 SH       SOLE       199300    404635      0 35600
Vodafone Group PLC ADR         COM            92857w209    21893   776888 SH       SOLE       205500    532788      0 38600
Wal-Mart Stores Inc.           COM            931142103      447     6410 SH       SOLE                   6410      0     0
Walgreen Co.                   COM            931422109     7422   250897 SH       SOLE       61500     180397      0  9000
Wells Fargo and Company        COM            949746101    29301   876228 SH       SOLE       240000    587528      0 48700
Western Union                  COM            959802109    14895   884490 SH       SOLE       231000    608090      0 45400
Winston Pharmaceuticals        COM            975657107        0    10115 SH       SOLE                  10115      0     0
Zimmer Holdings Inc.           COM            98956P102    22842   354910 SH       SOLE       101000    236410      0 17500
E-Kong Group Ltd.                             G2952Q109        1    12500 SH       SOLE                  12500      0     0
Enviornmental Energy Service                  29406q101        0    10000 SH       SOLE                  10000      0     0